Financial instruments (Details 1)	Jun. 30, 2022 USD ($) [1]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Cash, cash equivalents and financial investments	$ 2,363,683
Percentage %	100.00%

[1]	The interbank deposit certificate (Certificado de Depósito Interbancário), or CDI rate is an average of interbank overnight rates in Brazil.